Note 5 - Due to Related Parties (Details) - Amounts Due to Related Parties (Parentheticals)	Feb. 28, 2014 USD ($)	Nov. 30, 2013 USD ($)	Feb. 28, 2014 Promissory Note Payable to Two Directors and Officers of the Company [Member] USD ($)		Feb. 28, 2014 Promissory Note Payable to Two Directors and Officers of the Company [Member] CAD	Nov. 30, 2013 Promissory Note Payable to Two Directors and Officers of the Company [Member] USD ($)		Nov. 30, 2013 Promissory Note Payable to Two Directors and Officers of the Company [Member] CAD	Feb. 28, 2014 Note Payable to an Entity Controlled by Shareholders, Officers and Directors of the Company [Member] USD ($)		Feb. 28, 2014 Note Payable to an Entity Controlled by Shareholders, Officers and Directors of the Company [Member] CAD	Nov. 30, 2013 Note Payable to an Entity Controlled by Shareholders, Officers and Directors of the Company [Member] USD ($)		Nov. 30, 2013 Note Payable to an Entity Controlled by Shareholders, Officers and Directors of the Company [Member] CAD	Feb. 28, 2014 Unsecured Convertible Debentures [Member]	Nov. 30, 2013 Unsecured Convertible Debentures [Member]	Jan. 10, 2013 Unsecured Convertible Debentures [Member]
Related Party Transaction [Line Items]
Note payable related party (Canadian Dollars)	$ 738,856	$ 759,564	$ 713,421	[1]	790,057	$ 733,042	[1]	778,491	$ 25,435	[2]	28,167	$ 26,522	[2]	28,167
Interest rate			6.00%		6.00%	6.00%		6.00%							12.00%	12.00%	12.00%

[1]	Promissory note payableThe promissory note dated September 10, 2004 issued by IPC Corp to Dr. Isa Odidi and Dr. Amina Odidi (the "Promissory Note"), principal shareholders, directors and executive officers of the Company was amended effective October 22, 2009 ("effective date"), to provide that the principal amount thereof shall be payable when payment is required solely out of (i) revenues earned by IPC Corp following the effective date, and/or proceeds received by any IPC Company from any offering of its securities following the effective date, other than the proceeds from the transactions completed in February 2011, March 2012, March 2013 and July 2013 (Note 7) and/or amounts received by IPC Corp for scientific research tax credits of IPC Corp and (ii) up to C$800,000 from the Net Cash (as defined in the IPC Arrangement Agreement). For the three months ended February 28, 2014, no principal repayment was made (three months ended February 28, 2013 - $Nil) and no interest payment was made for the three months ended February 28, 2014 (three months ended February 28, 2013 - $Nil) in respect of the promissory note was made by the Company in accordance with the terms of the IPC Arrangement Agreement. Interest expense on the promissory note payable to related parties for the three months ended February 28, 2014 is $10,445 (three months ended February 28, 2013 - $10,811) and has been included in the condensed interim unaudited consolidated statement of operations and comprehensive income. In March 2014, the promissory note and accrued interest was repaid.
[2]	Note payableIn March 2014 the note payable was repaid.